Note 9 - Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Related Party Transactions [Abstract]
Interest Expense, Related Party	$ 4,157	$ 9,602
Related Party One [Member]
Related Party Transactions [Abstract]
Related Party Transaction, Rate	6.00%
Related Party Two [Member] | Prime Rate [Member]
Related Party Transactions [Abstract]
Related Party Transaction, Spread on Variable Rate	4.00%